Share-Based Payments and Other Executive Compensation - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year, in dollars per share	$ 17.00	$ 16.99	$ 25.00
Granted, in dollars per share	0.00	0.00	16.99
Exercised, in dollars per share	0.00	0.00	0.00
Forfeitured, in dollars per share	16.80	16.80	0.00
Outstanding at end of year, in dollars per share	17.01	17.00	16.99
Exercisable at the enf of year, in dollars per share	$ 17.01	$ 16.99	$ 0.00
Stock options, restricted stock and RSU granted [Member]
Stock option activity, shares
Outstanding at beginning of year, Shares	555,036	585,036	110,000
Granted, in shares	0	0	585,036
Exercised, in shares	0	0	0
Forfeitured, in shares	(10,000)	(30,000)	(110,000)
Outstanding at beginning of year, Shares	545,036	555,036	585,036
Exercisable at end of year	272,518	146,259	0